DERIVATIVE LIABILITIES (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of shares underlying the warrants	977,751	977,751	154,543
Fair market value of stock	$ 1.63	$ 1.35	$ 27.60
Volatility			116.00%
Risk-free interest rate			1.54%
Expected dividend yield	0.00%	0.00%	0.00%
Warrant life (years)			6 years
Maximum [Member]
Exercise price	$ 2,400	$ 2,400	$ 2,400
Volatility	184.00%	201.00%	140.00%
Risk-free interest rate	1.89%	1.93%	1.20%
Warrant life (years)	4 years 1 month 6 days	4 years 6 months 18 days	4 years 10 months 17 days
Minimum [Member]
Exercise price	$ 2	$ 2.00	$ 90
Volatility	169.00%	173.00%	116.00%
Risk-free interest rate	1.24%	1.20%	0.48%
Warrant life (years)	1 year 3 months 18 days	1 year 9 months 18 days	2 years 9 months 18 days